UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21416

John Hancock Tax-Advantaged Dividend Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock

Tax-Advantaged Dividend Income Fund

QUARTERLY PORTFOLIO HOLDINGS

9.30.2009

Tax-Advantaged Dividend Income Fund
Securities owned by the Fund on
September 30, 2009 (Unaudited)

	Shares	Value

Common Stocks 81.75%		$413,299,874
(Cost $461,751,527)

Consumer Discretionary 0.00%		671

Publishing 0.00%		671
Idearc, Inc. (I)	26,830	671

Energy 7.76%		39,234,300

Oil, Gas & Consumable Fuels 7.76%		39,234,300
BP PLC, SADR	165,000	8,782,950
Chevron Corp.	25,000	1,760,750
Spectra Energy Corp. (Z)	1,155,000	21,875,700
Total SA, SADR (Z)	115,000	6,814,900

Industrials 1.50%		7,553,200

Industrial Conglomerates 1.50%		7,553,200
General Electric Co. (Z)	460,000	7,553,200

Telecommunication Services 3.50%		17,709,792

Diversified Telecommunication Services 1.74%		8,799,792
Alaska Communications Systems Group (Z)	55,000	508,750
AT&T, Inc.	150,000	4,051,500
Fairpoint Communications, Inc.	4,248	1,742
Verizon Communications, Inc.	140,000	4,237,800

Wireless Telecommunication Services 1.76%		8,910,000
Vodafone Group PLC, SADR (Z)	396,000	8,910,000

Utilities 68.99%		348,801,911

Electric Utilities 15.43%		78,023,740
American Electric Power Co., Inc. (Z)	580,000	17,974,200
Duke Energy Corp. (Z)	765,000	12,041,100
Entergy Corp.	15,000	1,197,900
Great Plains Energy, Inc. (Z)	40,000	718,000
Northeast Utilities	135,000	3,204,900
Pinnacle West Capital Corp. (Z)	215,000	7,056,300
PNM Resources, Inc. (Z)	58,000	677,440
Progress Energy, Inc. (Z)	600,000	23,436,000
Southern Co. (Z)	370,000	11,717,900

Gas Utilities 9.05%		45,728,324
Atmos Energy Corp. (Z)	741,800	20,903,924
Northwest Natural Gas Co. (Z)	130,000	5,415,800
ONEOK, Inc. (Z)	530,000	19,408,600

Multi-Utilities 44.51%		225,049,847
Ameren Corp. (Z)	555,000	14,030,400
Black Hills Corp. (Z)	560,000	14,095,200
CH Energy Group, Inc. (Z)	390,000	17,280,900
Consolidated Edison, Inc. (Z)	317,500	12,998,450
Dominion Resources, Inc. (Z)	405,000	13,972,500
DTE Energy Co. (Z)	680,658	23,918,322
Integrys Energy Group, Inc. (Z)	580,000	20,816,200
NiSource, Inc. (Z)	790,500	10,980,045

Tax-Advantaged Dividend Income Fund
Securities owned by the Fund on
September 30, 2009 (Unaudited)

	Shares	Value

Utilities (continued)
NSTAR (Z)	625,000	$19,887,500
OGE Energy Corp. (Z)	760,000	25,140,800
Public Service Enterprise Group, Inc. (Z)	330,000	10,375,200
Teco Energy, Inc. (Z)	387,800	5,460,224
Vectren Corp. (Z)	780,000	17,971,200
Xcel Energy, Inc. (Z)	941,939	18,122,906

	Shares	Value

Preferred Stocks 66.23%		$334,844,451
(Cost $386,364,323)

Consumer Discretionary 1.26%		6,367,625

Media 1.26%
CBS Corp., 7.250%	145,000	3,236,400
Comcast Corp., 7.000% (Z)	125,500	3,131,225

Energy 6.39%		32,283,760

Gas Utilities 2.93%
Southern Union Co., 7.550% (Z)	602,700	14,826,420

Oil, Gas & Consumable Fuels 3.46%
Nexen, Inc., 7.350% (Z)	761,000	17,457,340

Financials 35.03%		177,120,411

Capital Markets 0.03%
Lehman Brothers Holdings, Inc., 5.940%, Depositary Shares, Ser C (I)	274,760	68,690
Lehman Brothers Holdings, Inc., 6.500%, Depositary Shares, Ser F (I)	219,300	37,281
Lehman Brothers Holdings, Inc., 5.670%, Depositary Shares, Ser D (I)	65,000	26,000

Commercial Banks 3.70%
HSBC Holdings PLC, 8.125% (Z)	50,000	1,292,000
USB Capital VIII, 6.350%, Ser 1	55,000	1,277,650
Wells Fargo & Co., 8.000% (Z)	647,900	16,139,189

Consumer Finance 0.86%
HSBC Finance Corp., 6.360%, Depositary Shares, Ser B (Z)	150,000	3,108,000
SLM Corp., 6.970%, Ser A (Z)	40,600	1,248,450

Diversified Financial Services 26.78%
Bank of America Corp., 8.200% (Z)	185,000	4,325,300
Bank of America Corp., 6.204%, Depositary Shares, Ser D (Z)	240,000	4,507,200
Bank of America Corp., 6.625% (Z)	355,000	6,684,650
Bank of America Corp., 6.375% (Z)	139,000	2,495,050
Bank of America Corp., 6.700% (Z)	500,000	9,450,000
Bank of America Corp., 8.625%, Ser MER (Z)	957,800	22,671,126
CIT Group, Inc., 6.350%, Ser A	310,000	790,500
Citigroup Capital VIII, 6.950%	522,300	10,378,101
Deutsche Bank Capital Funding Trust VIII, 6.375% (Z)	282,000	6,429,600
Deutsche Bank Contingent Capital Trust II, 6.550% (Z)	310,000	6,429,400

Tax-Advantaged Dividend Income Fund
Securities owned by the Fund on
September 30, 2009 (Unaudited)

	Shares	Value

Financials (continued)
Deutsche Bank Contingent Capital Trust III, 7.600% (Z)	797,893	$18,574,949
ING Groep NV, 6.200% (Z)	109,100	1,595,042
ING Groep NV, 7.050% (Z)	140,000	2,191,000
JPMorgan Chase & Co., 5.490%, Ser G (Z)	256,100	11,119,862
JPMorgan Chase & Co., 5.720%, Ser F (Z)	15,100	657,001
JPMorgan Chase & Co., 6.150%, Ser E (Z)	98,000	4,483,500
JPMorgan Chase & Co., 8.625% (Z)	143,000	3,939,650
RBS Capital Funding Trust VII, 6.080% (Z)	983,000	9,643,230
Royal Bank of Scotland Group PLC, 5.750%, Ser L	858,500	9,048,590

Insurance 3.66%
MetLife, Inc., 6.500%, Ser B (Z)	780,000	18,509,400

Telecommunication Services 3.82%		19,313,636

Wireless Telecommunication Services 3.82%
Telephone & Data Systems, Inc., 7.600%	430,000	9,890,000
United States Cellular Corp., 7.500% (Z)	398,294	9,423,636

U.S. Government Agency 0.02%		96,600

U.S. Government Agency 0.02%		96,600
Federal National Mortgage Assn. (8.250% to 12-31-10 then variable) (I)	60,000	96,600

Utilities 19.71%		99,662,419

Electric Utilities 13.88%
Alabama Power Co., 5.300%, Class A (Z)	176,500	4,059,500
Carolina Power & Light Co., 5.440% (Z)	111,493	9,229,535
Duquesne Light Co., 6.500% (Z)	427,000	19,375,125
Entergy Arkansas, Inc., 4.560% (Z)	9,388	663,321
Entergy Arkansas, Inc., 6.450% (Z)	110,000	2,385,625
Entergy Mississippi, Inc., 4.920% (Z)	8,190	616,298
Entergy Mississippi, Inc., 6.250% (Z)	197,500	4,240,088
FPC Capital I, 7.100%, Ser A (Z)	70,000	1,757,000
FPL Group Capital Trust I, 5.875% (Z)	255,000	6,438,750
PPL Electric Utilities Corp., 6.250%, Depositary Shares (Z)	300,000	7,021,890
PPL Energy Supply, LLC, 7.000% (Z)	297,512	7,750,188
Southern California Edison Co., 6.000%, Ser C (Z)	30,000	2,452,500
Southern California Edison Co., 6.125% (Z)	50,000	4,196,875

Independent Power Producers & Energy Traders 1.47%
Constellation Energy Group, Inc., 8.625%, Ser A	300,000	7,440,000

Multi-Utilities 4.36%
BGE Capital Trust II, 6.200%	147,100	3,239,142
Interstate Power & Light Co., 7.100%, Ser C (Z)	20,700	528,264
Interstate Power & Light Co., 8.375%, Ser B (Z)	230,000	6,463,000
Pacific Enterprises, 4.500% (Z)	45,000	3,377,250
Public Service Electric & Gas Co., 5.050%, Ser D	22,987	2,172,961
Public Service Electric & Gas Co., 5.280%, Ser E	22,930	2,002,936
Xcel Energy, Inc., 4.560%, Ser G (Z)	53,900	4,252,171

Tax-Advantaged Dividend Income Fund
Securities owned by the Fund on
September 30, 2009 (Unaudited)

		Maturity
	Rate	date	Par value	Value
Short-Term Investments 2.44%				$12,338,000
(Cost $12,338,000)

U.S. Government Agency 1.58%				8,000,000
Federal Home Loan Bank Discount Notes	0.010%	10-1-09	8,000,000	8,000,000

			Par value	Value
Repurchase Agreement 0.86%				4,338,000
Repurchase Agreement with State Street Corp. dated 9-30-09 at
0.01% to be repurchased at $4,338,001 on 10-01-09, collateralized by $3,775,000 Federal Home Loan Bank, 4.645% due 10-5-17
(valued at $3,878,813, including interest) and $530,000 Federal
Home Loan Bank, 4.50% due 9-13-19 (valued at $551,200,
including interest).			$4,338,000	4,338,000

Total investments (Cost $860,453,850)† 150.42%				$760,482,325

Other assets and liabilities, net (50.42%)				($254,924,174)

Total net assets 100.00%				$505,558,151

The percentage shown for each investment category is the total value that the category as a percentage of the net assets of the Fund.

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(Z) All or a portion of this security is pledged as collateral for the Committed Facility Agreement. Total collateral value at September 30, 2009 was $612,609,377.

† At September 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $871,088,835. Net unrealized depreciation aggregated $110,606,510, of which $46,674,671 related to appreciated investment securities and $157,281,181 related to depreciated investment securities.

Notes to the Schedule of Investments (Unaudited)

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Certain short-term debt instruments are valued at amortized cost.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

• Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures

• Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

• Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

5

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009, by major security category or security type. Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as options and interest rate swaps which are stated at market value.

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
Consumer Discretionary	$6,368,296	-	-	$6,368,296
Energy	71,518,060	-	-	71,518,060
Financials	177,120,411	-	-	177,120,411
Industrials	7,553,200	-	-	7,553,200
Telecommunication Services	37,023,428	-	-	37,023,428
U.S. Government Agency	96,600	-	-	96,600
Utilities	398,283,073	$50,181,257	-	448,464,330
Short-Term Investments	-	12,338,000	-	12,338,000
Total Investments in Securities	$697,963,068	$62,519,257	-	$760,482,325
Other Financial Instruments	($1,394,187)	($4,031,923)	-	$ (5,426,110)
Totals	$696,568,881	$58,487,334	-	$755,056,215

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Financial Instruments

Options

The Fund may purchase and sell put and call options on securities, securities indices, currencies and futures contracts. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. For more information on options, please refer to the Fund’s prospectus, semiannual and annual reports.

During the period ended September 30, 2009, the Fund used written options to enhance potential gains and to hedge against anticipated changes in securities markets.

The following summarizes the written options contracts held as of September 30, 2009:

	Notional Amount	Premiums Received

Outstanding, beginning of period	-	-
Options written	1,225,300	$12,931,842
Option closed	(871,300)	(10,296,983)
Options expired	-	-
Options exercised	-	-
Outstanding, end of period	354,000	$2,634,859

6

Summary of written options outstanding on September 30, 2009:

	Exercise	Expiration	Number of	Notional
Name of Issuer	Price	Date	Contracts	Amount	Premium	Value
Calls
Oil Index	$1,030.00	Oct 2009	55	5,500	$178,585	($102,575)
S&P 600 SmallCap Index	325.00	Oct 2009	165	16,500	127,878	(65,175)
S&P 100 SmallCap Index	485.00	Oct 2009	215	21,500	326,155	(215,000)
KBW Bank Index	50.00	Oct 2009	1,125	112,500	168,504	(50,625)
S&P 400 MidCap Index	700.00	Oct 2009	75	7,500	156,300	(76,125)
Morgan Stanley Cyclical Index	760.00	Oct 2009	70	7,000	169,190	(80,500)
Housing Sector Index	115.00	Oct 2009	465	46,500	172,980	(12,787)
Semiconductor Index	330.00	Oct 2009	160	16,000	140,320	(116,000)
S&P 100 Index	495.00	Oct 2009	1,155	115,500	1,040,685	(623,700)
Biotechnology Index	960.00	Oct 2009	55	5,500	154,262	(51,700)
			3,540	354,000	$2,634,859	($1,394,187)

During the third quarter, the Fund held written options whose total notional amounts ranged approximately from 500 to 375,000.

Interest rate swap contracts

Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The payments are made semiannually. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

The Fund entered into interest rate swaps in anticipation of rising interest rates. The following summarizes the contracts held as of September 30, 2009:

		Payments	Payments
	USD Notional	Made by	Received by	Effective	Maturity	Unrealized
Counterparty	Amount	Fund	Fund	Date	Date	Depreciation	Market Value
Bank of			3 Month
America	$95,000,000	3.600%	LIBOR (a)	01-09-2008	01-10-2011	($4,031,923)	($4,031,923)

(a) At September 30, 2009, the 3-month LIBOR rate was 0.28688%.

Interest rate swaps notional amounts at September 30, 2009 are representative of the activity during the period.

Fair value of derivative instruments by risk category

The table below summarizes the fair values of derivatives held by the Fund at September 30, 2009 by risk category:

Derivatives not accounted
for as hedging instruments		Asset Derivatives Fair	Liability Derivatives
under FAS 133	Financial instruments location	Value	Fair Value

Equity contracts	Written options	-	($1,394,187)
Interest rate contracts	Interest rate swaps	-	(4,031,923)
Total		-	($5,426,110)

7

Risks and uncertainties

There are a number of risk factors that may play a role in shaping the Fund’s overall risk profile.
For further details, see the Fund’s Prospectus and Statement of Additional Information.

Credit facility agreement

The Fund utilizes a Committed Facility Agreement (CFA) to increase its assets available for investment. In prior fiscal periods, the Fund used Auctioned Preferred Shares (APS) for leverage. When the Fund leverages its assets, common shareholders pay all fees associated with and have the potential to benefit from leverage.

8

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadvisers
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Analytic Investors, LLC
555 West Fifth Street, 50th Fl.
Los Angeles, CA 90013

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: HTD

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Tax-Advantaged Dividend Income Fund.

P13Q3 9/09
11/09

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Dividend Income Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: November 23, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: November 23, 2009